As filed with the Securities and Exchange Commission on May 31, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.6%
Rockwell Collins, Inc.	57,000	$3,695,310

Air Freight & Logistics - 0.7%
FedEx Corp.	48,000	4,490,400

Airlines - 1.0%
Delta Air Lines, Inc. (a)	645,000	6,321,000

Appliances - 1.6%
Whirlpool Corporation	122,000	10,413,920

Auto Components - 0.5%
Genuine Parts Company	62,000	3,325,680

Auto Manufacturers - 1.1%
Oshkosh Corporation (a)	204,500	7,235,210

Beverages - 4.8%
The Coca-Cola Company	95,000	6,303,250
Constellation Brands, Inc. - Class A (a)	414,000	8,395,920
Dr Pepper Snapple Group, Inc.	315,000	11,705,400
Molson Coors Brewing Company - Class B	90,000	4,220,100
		30,624,670
Biotechnology - 1.5%
Life Technologies Corporation (a)	175,000	9,173,500

Capital Markets - 5.4%
BlackRock, Inc.	40,000	8,040,400
The Charles Schwab Corporation	423,000	7,626,690
Legg Mason, Inc.	330,000	11,909,700
Morgan Stanley	240,000	6,556,800
		34,133,590
Chemicals - 1.8%
E. I. du Pont de Nemours & Company	205,000	11,268,850

Commercial Services & Supplies - 3.9%
Avery Dennison Corporation	220,000	9,231,200
Cintas	260,000	7,870,200
MasterCard, Inc. - Class A	29,000	7,299,880
		24,401,280
Communications Equipment - 1.5%
Cisco Systems, Inc.	535,000	9,175,250

Computers & Peripherals - 2.7%
Apple Inc. (a)	28,000	9,756,600
International Business Machines Corporation (IBM)	44,000	7,175,080
		16,931,680
Consumer Finance - 3.1%
American Express Company	225,000	10,170,000
Equifax, Inc.	245,000	9,518,250
		19,688,250

Containers & Packaging - 1.8%
Sealed Air Corporation	228,000	6,078,480
Sonoco Products Company	149,000	5,398,270
		11,476,750
Diversified Financial Services - 3.1%
AllianceBernstein Holding LP	595,000	12,971,000
JPMorgan Chase & Co.	143,000	6,592,300
		19,563,300
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	109,000	4,881,020
Thermo Fisher Scientific, Inc. (a)	150,000	8,332,500
		13,213,520
Food & Staples Retailing - 0.8%
Walgreen Company	120,000	4,816,800

Health Care Equipment & Supplies - 9.3%
Baxter International Inc.	147,000	7,904,190
Becton, Dickinson and Company	121,000	9,634,020
CareFusion Corporation (a)	325,000	9,165,000
Covidien PLC (b)	163,000	8,466,220
DENTSPLY International Inc.	135,000	4,993,650
Stryker Corporation	152,000	9,241,600
Zimmer Holdings, Inc. (a)	155,000	9,382,150
		58,786,830
Health Care Products - 0.9%
Johnson & Johnson	91,000	5,391,750

Health Care Providers & Services - 2.0%
Henry Schein, Inc. (a)	69,000	4,841,730
Quest Diagnostics Incorporated	130,000	7,503,600
		12,345,330
Hotels, Restaurants & Leisure - 1.3%
International Game Technology	495,000	8,033,850

Household Durables - 1.4%
Harman International Industries, Incorporated	190,000	8,895,800

Household Products - 1.9%
Kimberly-Clark Corporation	97,000	6,331,190
The Procter & Gamble Company	95,000	5,852,000
		12,183,190
Industrial Conglomerates - 4.1%
3M Co.	67,000	6,264,500
Teleflex Incorporated	178,000	10,320,440
Tyco International Ltd. (b)	201,000	8,998,770
		25,583,710
Insurance - 3.1%
The Chubb Corporation	104,000	6,376,240
Hanover Insurance Group Inc.	137,000	6,199,250
W. R. Berkley Corporation	210,000	6,764,100
		19,339,590
IT Services - 1.1%
Accenture PLC - Class A (b)	130,000	7,146,100

Machinery - 3.4%
Cummins Inc.	42,000	4,604,040
Ingersoll-Rand PLC - Class A (b)	179,000	8,647,490
The Timken Company	156,000	8,158,800
		21,410,330
Management Consulting Services - 1.5%
ABB Limited - ADR (b)	379,000	9,168,010

Media - 1.4%
The Walt Disney Company	207,000	8,919,630

Multiline Retail - 1.9%
Macy's, Inc.	500,000	12,130,000

Office Electronics - 2.0%
Xerox Corporation	1,213,000	12,918,450

Oil & Gas - 2.5%
ConocoPhillips	85,500	6,828,030
Exxon Mobil Corporation	110,000	9,254,300
		16,082,330
Real Estate Management & Development - 1.1%
Jones Lang LaSalle Incorporated	71,300	7,111,462

Restaurants - 2.7%
McDonald's Corporation	100,000	7,609,000
Ruby Tuesday, Inc. (a)	705,000	9,242,550
		16,851,550
Semiconductor & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	122,000	4,804,360
Entegris Inc. (a)	511,000	4,481,470
Intel Corporation	920,000	18,556,400
Teradyne, Inc. (a)	352,000	6,269,120
		34,111,350
Software - 3.4%
Adobe Systems Incorporated (a)	241,000	7,991,560
Microsoft Corporation	520,000	13,187,200
		21,178,760
Specialty Retail - 9.0%
Ascena Retail Group, Inc. (a)	240,000	7,778,400
Bed Bath & Beyond, Inc. (a)	171,000	8,254,170
Collective Brands, Inc. (a)	361,000	7,790,380
The Home Depot, Inc.	249,000	9,227,940
Lowe's Companies, Inc.	317,000	8,378,310
PetSmart, Inc.	227,000	9,295,650
The TJX Companies, Inc.	125,000	6,216,250
		56,941,100
Textiles, Apparel & Luxury Goods - 1.1%
The Jones Group, Inc.	506,000	6,957,500

TOTAL COMMON STOCKS (Cost $528,493,421)		621,435,582

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds (c) - 1.5%
Fidelity Institutional Money Market Portfolio - Class I, 0.21%	9,742,889	9,742,889

TOTAL SHORT-TERM INVESTMENTS (Cost $9,742,889)		9,742,889

TOTAL INVESTMENTS - 100.0%
(Cost $538,236,310)	631,178,471
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	80,714
TOTAL NET ASSETS - 100.0%	$631,259,185

ADR	American Depository Receipt.
(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments	$538,236,310
	Gross unrealized appreciation	$116,367,169
	Gross unrealized depreciation	(23,425,008)
	Net unrealized appreciation	$92,942,161

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments
March 31, 2011 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.1%
Auto Components - 0.6%
Dorman Products, Inc. (a)	3,000	$126,270

Auto Manufacturers - 2.9%
Oshkosh Corporation (a)	18,500	654,530

Beverages - 2.5%
Constellation Brands, Inc. - Class A (a)	28,000	567,840

Biotechnology - 2.3%
Life Technologies Corporation (a)	10,000	524,200

Business Services - 1.6%
Barrett Business Services, Inc.	22,000	353,320

Capital Markets - 6.1%
Janus Capital Group Inc.	42,000	523,740
Legg Mason, Inc.	24,000	866,160
		1,389,900
Commercial Services & Supplies - 5.6%
Brady Corporation - Class A	13,500	481,815
Cintas	15,000	454,050
Team, Inc. (a)	13,000	341,380
		1,277,245
Computers & Peripherals - 2.7%
NCR Corporation (a)	33,000	621,720

Consumer Services - 1.9%
Hillenbrand, Inc.	20,000	430,000

Diversified Financial Services - 3.9%
AllianceBernstein Holding LP	41,000	893,800

Electronic Equipment & Instruments - 3.4%
Measurement Specialties, Inc. (a)	23,000	783,380

Health Care Equipment & Supplies - 5.7%
CareFusion Corporation (a)	18,000	507,600
CONMED Corporation (a)	12,000	315,360
DENTSPLY International Inc.	13,000	480,870
		1,303,830
Household Durables - 5.2%
Harman International Industries, Incorporated	15,000	702,300
Snap-on, Incorporated	8,000	480,480
		1,182,780
Industrial Conglomerates - 6.3%
Standex International Corporation	12,000	454,680
Teleflex Incorporated	17,000	985,660
		1,440,340

Insurance - 2.5%
W. R. Berkley Corporation	18,000	579,780

Leisure Equipment & Products - 1.7%
Steinway Musical Instruments, Inc. (a)	17,000	377,570

Machinery - 4.3%
Columbus McKinnon Corporation (a)	25,000	461,500
The Timken Company	10,000	523,000
		984,500
Multiline Retail - 4.1%
Macy's, Inc.	38,000	921,880

Office Electronics - 4.0%
Xerox Corporation	85,000	905,250

Restaurants - 5.5%
The Cheesecake Factory Incorporated (a)	9,000	270,810
Ruby Tuesday, Inc. (a)	75,000	983,250
		1,254,060
Semiconductor & Semiconductor Equipment - 11.6%
Entegris Inc. (a)	130,000	1,140,100
Microsemi Corporation (a)	40,000	828,400
Teradyne, Inc. (a)	38,000	676,780
		2,645,280
Specialty Retail - 9.3%
Ascena Retail Group, Inc. (a)	20,000	648,200
Collective Brands, Inc. (a)	27,000	582,660
DSW, Inc. - Class A (a)	11,000	439,560
The Finish Line, Inc. - Class A	23,000	456,550
		2,126,970
Textiles, Apparel & Luxury Goods - 3.4%
The Jones Group Inc.	48,000	660,000
Rocky Brands, Inc. (a)	7,000	106,960
		766,960

TOTAL COMMON STOCKS (Cost $18,124,637)		22,111,405

SHORT-TERM INVESTMENTS - 3.1%
Money Market Funds (b) - 3.1%
Fidelity Institutional Money Market Portfolio - Class I, 0.21%	275,709	275,709
The STIT - Liquid Assets Portfolio - Institutional Shares, 0.16%	430,812	430,812
		706,521

TOTAL SHORT-TERM INVESTMENTS (Cost $706,521)		706,521

TOTAL INVESTMENTS - 100.2%
(Cost $18,831,158)		22,817,926
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(38,921)
TOTAL NET ASSETS - 100.0%		$22,779,005

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

	Cost of investments	$18,831,158
	Gross unrealized appreciation	$4,449,957
	Gross unrealized depreciation	(463,189)
	Net unrealized appreciation	$3,986,768

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2011

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Consumer Discretionary	$ 122,055,110	$ -	$ -	$ 122,055,110
Consumer Staples	47,624,660	-	-	47,624,660
Energy	16,082,330	-	-	16,082,330
Financials	90,317,942	-	-	90,317,942
Health Care	104,350,350	-	-	104,350,350
Industrials	94,203,180	-	-	94,203,180
Information Technology	113,642,490	-	-	113,642,490
Manufacturing	10,413,920	-	-	10,413,920
Materials	22,745,600	-	-	22,745,600
Total Equity	621,435,582	-	-	621,435,582
Short-Term Investments	9,742,889	-	-	9,742,889
Total Investments in Securities	$ 631,178,471	$ -	$ -	$ 631,178,471

Strategic Opportunities Fund
Equity
Consumer Discretionary	$ 6,706,010	$ -	$ -	$ 6,706,010
Consumer Staples	567,840	-	-	567,840
Financials	2,863,480	-	-	2,863,480
Health Care	2,813,690	-	-	2,813,690
Industrials	4,204,755	-	-	4,204,755
Information Technology	4,955,630	-	-	4,955,630
Total Equity	22,111,405	-	-	22,111,405
Short-Term Investments	706,521	-	-	706,521
Total Investments in Securities	$ 22,817,926	$ -	$ -	$ 22,817,926

There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The Trust has adopted an accounting standard involving disclosures of derivatives and hedging activities.  The standard does not have any impact on the Funds' financial disclosures because the Funds have not maintained any positions in derivative instruments or engaged in hedging activities.

Item 2. Controls and Procedures.

(a)
The registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Olstein Funds

By (Signature and Title /s/ Robert A. Olstein
Robert A. Olstein, President

Date       5/31/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
Robert A. Olstein, President

Date        5/31/2011

By (Signature and Title) /s/ Michael Luper
Michael Luper, Treasurer

Date      5/31/2011